Investments in Joint Ventures 4 (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of joint ventures [line items]
Book value		₩ 4,581,340		₩ 3,485,699		₩ 3,147,584
Shuweihat Asia Power Investment B.V.
Disclosure of joint ventures [line items]
Net assets		₩ 176,432		₩ 142,660
Effective percentage of ownership		49.00%	[1]	49.00%	[2]
Share in net assets		₩ 86,450		₩ 69,902
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		86,450		69,902		66,452
Shuweihat Asia Operation & Maintenance Company
Disclosure of joint ventures [line items]
Net assets		₩ 3,887		₩ 3,305
Effective percentage of ownership		55.00%	[1]	55.00%	[2]
Share in net assets		₩ 2,138		₩ 1,818
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		2,138	[3]	1,818	[3]	1,631
Waterbury Lake Uranium L.P.
Disclosure of joint ventures [line items]
Net assets		₩ 80,042		₩ 73,770
Effective percentage of ownership		29.68%	[1]	30.65%	[2]
Share in net assets		₩ 23,756		₩ 22,612
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		23,756	[4]	22,612	[4]	21,750
ASM-BG Investicii AD
Disclosure of joint ventures [line items]
Net assets		₩ 33,872		₩ 29,478
Effective percentage of ownership		50.00%	[1]	50.00%	[2]
Share in net assets		₩ 16,936		₩ 14,739
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		16,936		14,739		14,555
RES Technology AD
Disclosure of joint ventures [line items]
Net assets		₩ 30,137		₩ 28,765
Effective percentage of ownership		50.00%	[1]	50.00%	[2]
Share in net assets		₩ 15,069		₩ 14,383
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		15,069		14,383		15,133
KV Holdings, Inc.
Disclosure of joint ventures [line items]
Net assets		₩ 17,303		₩ 12,966
Effective percentage of ownership		40.00%	[1]	40.00%	[2]
Share in net assets		₩ 6,921		₩ 5,186
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		6,921	[5]	5,186	[6]	9,659
KEPCO SPC Power Corporation
Disclosure of joint ventures [line items]
Net assets		₩ 265,231		₩ 261,362
Effective percentage of ownership		60.00%	[1]	75.20%	[2]
Share in net assets		₩ 159,139		₩ 196,544
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		159,139	[3],[5]	196,544	[3],[6]	179,594
Gansu Datang Yumen Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 19,797		₩ 15,788
Effective percentage of ownership		40.00%	[1]	40.00%	[2]
Share in net assets		₩ 7,919		₩ 6,315
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		7,919		6,315		6,024
Datang Chifeng Renewable Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 511,290		₩ 466,847
Effective percentage of ownership		40.00%	[1]	40.00%	[2]
Share in net assets		₩ 204,516		₩ 186,739
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		204,516		186,739		191,982
Datang KEPCO Chaoyang Renewable Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 120,811		₩ 108,017
Effective percentage of ownership		40.00%	[1]	40.00%	[2]
Share in net assets		₩ 48,325		₩ 43,207
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		48,325		43,207		44,398
Rabigh Electricity Company
Disclosure of joint ventures [line items]
Net assets		₩ 778,404		₩ 701,614
Effective percentage of ownership		40.00%	[1]	40.00%	[2]
Share in net assets		₩ 311,362		₩ 280,646
Investment differential		0		0
Intercompany transaction		(40,752)		(45,692)
Others		(717)		97
Book value		269,893	[4]	235,051		214,607
Rabigh Operation & Maintenance Company Limited
Disclosure of joint ventures [line items]
Net assets		₩ 20,778		₩ 12,411
Effective percentage of ownership		40.00%	[1]	40.00%	[2]
Share in net assets		₩ 8,311		₩ 4,964
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		8,311		4,964		5,113
Jamaica Public Service Company Limited
Disclosure of joint ventures [line items]
Net assets		₩ 992,954		₩ 840,820
Effective percentage of ownership		40.00%	[1]	40.00%	[2]
Share in net assets		₩ 397,182		₩ 336,328
Investment differential		29,357		29,357
Intercompany transaction		0		0
Others		(13,923)		(15,819)
Book value		412,616		349,866		331,407
KW Nuclear Components Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 42,075		₩ 41,903
Effective percentage of ownership		45.00%	[1]	45.00%	[2]
Share in net assets		₩ 18,934		₩ 18,856
Investment differential		0		0
Intercompany transaction		0		0
Others		(176)		(176)
Book value		18,758		18,680		17,090
Busan Shinho Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 27,972		₩ 26,675
Effective percentage of ownership		25.00%	[1]	25.00%	[2]
Share in net assets		₩ 6,993		₩ 6,669
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		6,993		6,669		6,719
Global Trade Of Power System Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 2,402		₩ 2,121
Effective percentage of ownership		29.00%	[1]	29.00%	[2]
Share in net assets		₩ 696		₩ 615
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		696	[7]	615	[7]	698
Expressway Solar-light Power Generation Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 11,541		₩ 10,374
Effective percentage of ownership		50.00%	[1]	50.00%	[2]
Share in net assets		₩ 5,771		₩ 5,187
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		5,771		5,187		4,754
Amman Asia Electric Power Company
Disclosure of joint ventures [line items]
Net assets		₩ 448,107		₩ 372,373
Effective percentage of ownership		60.00%	[1]	60.00%	[2]
Share in net assets		₩ 268,864		₩ 223,424
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		268,864	[3]	223,424	[3]	220,254
KAPES, Inc.
Disclosure of joint ventures [line items]
Net assets		₩ 41,522		₩ 37,591
Effective percentage of ownership		51.00%	[1]	51.00%	[2]
Share in net assets		₩ 21,176		₩ 19,171
Investment differential		0		0
Intercompany transaction		(25,107)		(22,186)
Others		3,931		3,015
Book value		0	[3]	0	[3]	0
Honam Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 16,556		₩ 16,245
Effective percentage of ownership		29.00%	[1]	29.00%	[2]
Share in net assets		₩ 4,801		₩ 4,711
Investment differential		32		32
Intercompany transaction		0		0
Others		0		0
Book value		4,833		4,743		4,819
Korea Power Engineering Service Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 20,873		₩ 19,681
Effective percentage of ownership		29.00%	[1]	29.00%	[2]
Share in net assets		₩ 6,054		₩ 5,708
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		6,054		5,708		5,543
Chun-cheon Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 123,222		₩ 118,152
Effective percentage of ownership		29.90%	[1]	29.90%	[2]
Share in net assets		₩ 36,843		₩ 35,327
Investment differential		3		3
Intercompany transaction		0		0
Others		(247)		(247)
Book value		36,599		35,083		32,044
Yeonggwangbaeksu Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 24,827		₩ 22,918
Effective percentage of ownership		15.00%	[1]	15.00%	[2]
Share in net assets		₩ 3,723		₩ 3,437
Investment differential		6		6
Intercompany transaction		0		0
Others		0		0
Book value		3,729	[7]	3,443	[7]	3,151
Nghi Son 2 Power LLC
Disclosure of joint ventures [line items]
Net assets		₩ 1,126,156		₩ 835,977
Effective percentage of ownership		50.00%	[1]	50.00%	[2]
Share in net assets		₩ 563,079		₩ 417,989
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		563,079		417,989		408,839
Kelar S.A
Disclosure of joint ventures [line items]
Net assets		₩ 229,196		₩ 197,779
Effective percentage of ownership		65.00%	[1]	65.00%	[2]
Share in net assets		₩ 148,978		₩ 128,557
Investment differential		3,389		2,972
Intercompany transaction		0		0
Others		0		0
Book value		152,367	[3]	131,529	[3]	117,137
PT. Tanjung Power Indonesia
Disclosure of joint ventures [line items]
Net assets		₩ 287,370		₩ 257,574
Effective percentage of ownership		35.00%	[1]	35.00%	[2]
Share in net assets		₩ 100,580		₩ 90,151
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		100,580		90,151		92,907
Incheon New Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 1,040		₩ 1,027
Effective percentage of ownership		29.00%	[1]	29.00%	[2]
Share in net assets		₩ 302		₩ 298
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		302	[8]	298	[8]	198
Seokmun Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 53,296		₩ 57,211
Effective percentage of ownership		29.00%	[1]	29.00%	[2]
Share in net assets		₩ 15,456		₩ 16,591
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		15,456		16,591		17,336
Daehan Wind Power PSC
Disclosure of joint ventures [line items]
Net assets		₩ 42,655		₩ 32,853
Effective percentage of ownership		50.00%	[1]	50.00%	[2]
Share in net assets		₩ 21,327		₩ 16,426
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		21,327		16,426		13,923
Barakah One Company
Disclosure of joint ventures [line items]
Net assets		₩ (1,821,204)		₩ (1,314,727)
Effective percentage of ownership		18.00%	[1]	18.00%	[2]
Share in net assets		₩ (327,817)		₩ (236,651)
Investment differential		0		0
Intercompany transaction		153,104		95,932
Others		174,713		140,719
Book value		0	[9]	0	[10]	0
Nawah Energy Company
Disclosure of joint ventures [line items]
Net assets		₩ 2,179		₩ 1,835
Effective percentage of ownership		18.00%	[1]	18.00%	[2]
Share in net assets		₩ 392		₩ 330
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		392	[9]	330	[10]	315
Momentum
Disclosure of joint ventures [line items]
Net assets		₩ 586		₩ 628
Effective percentage of ownership		33.33%	[1]	33.33%	[2]
Share in net assets		₩ 195		₩ 209
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		195		209		345
Daegu Green Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 93,677		₩ 86,150
Effective percentage of ownership		54.24%	[1]	54.24%	[2]
Share in net assets		₩ 50,810		₩ 46,728
Investment differential		84		84
Intercompany transaction		0		0
Others		(20,381)		(20,382)
Book value		30,513	[11]	26,430	[11]	29,360
Yeonggwang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 55,769		₩ 49,756
Effective percentage of ownership		46.00%	[1]	46.00%	[2]
Share in net assets		₩ 25,654		₩ 22,888
Investment differential		492		492
Intercompany transaction		0		0
Others		0		0
Book value		26,146		23,380		20,713
Chester Solar IV SpA
Disclosure of joint ventures [line items]
Net assets		₩ 340		₩ 931
Effective percentage of ownership		90.00%	[1]	45.00%	[2]
Share in net assets		₩ 306		₩ 419
Investment differential		1,146		65
Intercompany transaction		0		0
Others		0		0
Book value		1,452	[12]	484		181
Chester Solar V SpA
Disclosure of joint ventures [line items]
Net assets		₩ (61)		₩ 122
Effective percentage of ownership		90.00%	[1]	45.00%	[2]
Share in net assets		₩ (55)		₩ 55
Investment differential		317		136
Intercompany transaction		0		0
Others		0		0
Book value		262	[12]	191		156
Diego de Almagro Solar SpA
Disclosure of joint ventures [line items]
Net assets		₩ 1,140		₩ 1,878
Effective percentage of ownership		90.00%	[1]	45.00%	[2]
Share in net assets		₩ 1,026		₩ 846
Investment differential		674		108
Intercompany transaction		0		0
Others		0		0
Book value		1,700	[12]	954		540
South Jamaica Power Company Limited
Disclosure of joint ventures [line items]
Net assets		₩ 243,822		₩ 215,559
Effective percentage of ownership		20.00%	[1]	20.00%	[2]
Share in net assets		₩ 48,764		₩ 43,112
Investment differential		0		0
Intercompany transaction		0		0
Others		(4)		(3)
Book value		48,760		43,109		46,437
Daesan Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 72,374		₩ 63,402
Effective percentage of ownership		35.00%	[1]	35.00%	[2]
Share in net assets		₩ 25,331		₩ 22,191
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		25,331		22,191		19,218
RE Holiday Holdings LLC
Disclosure of joint ventures [line items]
Net assets		₩ 179,562		₩ 168,184
Effective percentage of ownership		50.00%	[1]	50.00%	[2]
Share in net assets		₩ 89,780		₩ 84,092
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		89,780		84,092		85,370
RE Pioneer Holdings LLC
Disclosure of joint ventures [line items]
Net assets		₩ 111,243		₩ 108,162
Effective percentage of ownership		50.00%	[1]	50.00%	[2]
Share in net assets		₩ 55,622		₩ 54,081
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		55,622		54,081		55,172
RE Barren Ridge 1 Holdings LLC
Disclosure of joint ventures [line items]
Net assets		₩ 119,612		₩ 116,307
Effective percentage of ownership		50.00%	[1]	50.00%	[2]
Share in net assets		₩ 59,806		₩ 58,154
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		59,806		58,154		3,350
RE Astoria 2 LandCo LLC
Disclosure of joint ventures [line items]
Net assets		₩ 16,238		₩ 13,874
Effective percentage of ownership		50.00%	[1]	50.00%	[2]
Share in net assets		₩ 8,119		₩ 6,937
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		8,119		6,937		6,599
RE Barren Ridge LandCo LLC
Disclosure of joint ventures [line items]
Net assets		₩ 5,716		₩ 4,883
Effective percentage of ownership		50.00%	[1]	50.00%	[2]
Share in net assets		₩ 2,857		₩ 2,441
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		2,857		2,441		2,333
Laurel SpA
Disclosure of joint ventures [line items]
Net assets		₩ 426		₩ 897
Effective percentage of ownership		90.00%	[1]	45.00%	[2]
Share in net assets		₩ 382		₩ 403
Investment differential		1,050		210
Intercompany transaction		0		0
Others		0		0
Book value		1,432	[12]	613		554
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd
Disclosure of joint ventures [line items]
Net assets		₩ 33,586		₩ 29,997
Effective percentage of ownership		12.37%	[1]	12.37%	[2]
Share in net assets		₩ 4,155		₩ 3,710
Investment differential		9		9
Intercompany transaction		0		0
Others		(3,015)		0
Book value		1,149	[7]	3,719	[7]	3,651
Cheong-Song Noraesan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 14,669		₩ 12,734
Effective percentage of ownership		29.01%	[1]	29.01%	[2]
Share in net assets		₩ 4,256		₩ 3,695
Investment differential		61		61
Intercompany transaction		0		0
Others		0		0
Book value		4,317	[4]	3,756	[4]	4,263
Chester Solar I SpA
Disclosure of joint ventures [line items]
Net assets		₩ 1,481		₩ 2,134
Effective percentage of ownership		90.00%	[1]	45.00%	[2]
Share in net assets		₩ 1,333		₩ 960
Investment differential		316		278
Intercompany transaction		0		0
Others		0		0
Book value		1,649	[12]	1,238		1,314
Solar Philippines Calatagan Corporation
Disclosure of joint ventures [line items]
Net assets		₩ 128,254		₩ 108,382
Effective percentage of ownership		38.00%	[1]	38.00%	[2]
Share in net assets		₩ 48,737		₩ 41,185
Investment differential		0		0
Intercompany transaction		0		0
Others		14,958		16,945
Book value		63,695		58,130		56,902
Saemangeum Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 28,734		₩ 28,911
Effective percentage of ownership		81.01%	[1]	81.01%	[2]
Share in net assets		₩ 23,277		₩ 23,419
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		23,277	[13]	23,419	[13]	23,551
Chungsongmeon BongSan wind power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 2,787		₩ 3,045
Effective percentage of ownership		29.00%	[1]	29.00%	[2]
Share in net assets		₩ 808		₩ 883
Investment differential		1,782		1,782
Intercompany transaction		0		0
Others		0		0
Book value		2,590	[7]	2,665	[7]	3,470
Jaeun Resident Wind Power Plant Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 7,052		₩ 7,636
Effective percentage of ownership		29.00%	[1]	29.00%	[2]
Share in net assets		₩ 2,045		₩ 2,214
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		2,045	[7]	2,214	[7]	2,236
DE Energia SpA
Disclosure of joint ventures [line items]
Net assets		₩ 7,410		₩ 6,601
Effective percentage of ownership		49.00%	[1]	49.00%	[2]
Share in net assets		₩ 3,631		₩ 3,235
Investment differential		0		0
Intercompany transaction		0		0
Others		7,431		6,468
Book value		11,062		9,703		9,536
Dangjin Eco Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 78,018		₩ 77,681
Effective percentage of ownership		34.00%	[1]	34.00%	[2]
Share in net assets		₩ 26,526		₩ 26,412
Investment differential		341		341
Intercompany transaction		0		0
Others		0		0
Book value		26,867		26,753		26,859
Haemodum Solar Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 6,592		₩ 6,371
Effective percentage of ownership		49.00%	[1]	49.00%	[2]
Share in net assets		₩ 3,230		₩ 3,122
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		3,230		3,122		3,367
Yangyang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 23,193		₩ 20,784
Effective percentage of ownership		50.00%	[1]	50.00%	[2]
Share in net assets		₩ 11,597		₩ 10,392
Investment differential		43		43
Intercompany transaction		0		0
Others		0		0
Book value		11,640		10,435		10,864
Horus Solar, S.A. De C.V.
Disclosure of joint ventures [line items]
Net assets		₩ (13,996)		₩ 50,862
Effective percentage of ownership		14.95%	[1]	14.95%	[2]
Share in net assets		₩ (2,092)		₩ 7,601
Investment differential		3,580		3,580
Intercompany transaction		0		0
Others		0		0
Book value		1,488	[14]	11,181	[15]	6,976
Recursos Solares PV De Mexico II, S.A. De C.V.
Disclosure of joint ventures [line items]
Net assets		₩ 15,257		₩ 58,636
Effective percentage of ownership		14.95%	[1]	14.95%	[2]
Share in net assets		₩ 2,281		₩ 8,764
Investment differential		2,171		2,171
Intercompany transaction		0		0
Others		0		0
Book value		4,452	[14]	10,935	[15]	4,899
Sunmex Renovables, S.A. De C.V.
Disclosure of joint ventures [line items]
Net assets		₩ 11,253		₩ 23,664
Effective percentage of ownership		14.95%	[1]	14.95%	[2]
Share in net assets		₩ 1,682		₩ 3,536
Investment differential		5		5
Intercompany transaction		0		0
Others		0		0
Book value		1,687	[14]	3,541	[15]	1,657
Stavro Holding II A.B.
Disclosure of joint ventures [line items]
Net assets		₩ 82,293		₩ 91,314
Effective percentage of ownership		20.00%	[1]	20.00%	[2]
Share in net assets		₩ 16,459		₩ 18,263
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		16,459		18,263		17,171
Solaseado Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 55,094		₩ 42,651
Effective percentage of ownership		38.90%	[1]	38.90%	[2]
Share in net assets		₩ 21,432		₩ 16,592
Investment differential		1,361		1,361
Intercompany transaction		0		0
Others		0		0
Book value		22,793		17,953		16,233
Yeongam Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 58,182		₩ 46,650
Effective percentage of ownership		19.00%	[1]	19.00%	[2]
Share in net assets		₩ 11,055		₩ 8,864
Investment differential		773		773
Intercompany transaction		0		0
Others		0		0
Book value		11,828	[7]	9,637	[7]	9,879
Samsu Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 15,003		₩ 15,903
Effective percentage of ownership		19.00%	[1]	19.00%	[2]
Share in net assets		₩ 2,851		₩ 3,022
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		2,851	[7]	3,022	[7]	3,205
Pulau Indah Power Plant Sdn. Bhd.
Disclosure of joint ventures [line items]
Net assets		₩ 180,313		₩ 79,841
Effective percentage of ownership		25.00%	[1]	25.00%	[2]
Share in net assets		₩ 45,078		₩ 19,960
Investment differential		5,643		5,643
Intercompany transaction		0		0
Others		0		0
Book value		50,721		25,603		26,814
NH-Amundi Global Infrastructure Investment Private Investment Trust 21
Disclosure of joint ventures [line items]
Net assets		₩ 52,262		₩ 72,368
Effective percentage of ownership		29.53%	[1]	29.53%	[2]
Share in net assets		₩ 15,433		₩ 21,370
Investment differential		527		527
Intercompany transaction		0		0
Others		(527)		0
Book value		15,433		21,897		21,723
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream
Disclosure of joint ventures [line items]
Net assets		₩ 17,218		₩ 17,208
Effective percentage of ownership		90.00%	[1]	90.00%	[2]
Share in net assets		₩ 15,496		₩ 15,487
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		15,496	[3]	15,487	[3]	15,587
PT Barito Wahana Tenaga
Disclosure of joint ventures [line items]
Net assets		₩ 678,043		₩ 512,846
Effective percentage of ownership		30.61%	[1]	30.61%	[2]
Share in net assets		₩ 207,565		₩ 156,994
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		207,565		156,994		137,047
Cheongna Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 88,231		₩ 47,107
Effective percentage of ownership		50.10%	[1]	50.10%	[2]
Share in net assets		₩ 44,204		₩ 23,601
Investment differential		3,137		3,137
Intercompany transaction		(1,183)		(1,189)
Others		0		0
Book value		46,158	[13]	25,549	[13]	10,758
Naepo Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 152,705		₩ 18,101
Effective percentage of ownership		29.20%	[1]	29.20%	[2]
Share in net assets		₩ 44,590		₩ 5,285
Investment differential		0		0
Intercompany transaction		0		0
Others		3,441		0
Book value		48,031		5,285		0
Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.)
Disclosure of joint ventures [line items]
Net assets				₩ (56,378)
Effective percentage of ownership	[2]			46.30%
Share in net assets				₩ (26,103)
Investment differential				0
Intercompany transaction				(826)
Others				26,929
Book value		0	[16]	0	[17]	0
Boim Combined Heat and Power Generation Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ (58,130)
Effective percentage of ownership	[1]	46.30%
Share in net assets		₩ (27,938)
Investment differential		0
Intercompany transaction		(785)
Others		28,723
Book value		0
OneEnergy Asia Limited
Disclosure of joint ventures [line items]
Net assets		₩ 1,099,591		₩ 661,133
Effective percentage of ownership		40.00%	[1]	40.00%	[2]
Share in net assets		₩ 439,837		₩ 264,454
Investment differential		25,512		25,512
Intercompany transaction		0		0
Others		0		0
Book value		465,349		289,966		172,218
KAS Investment I LLC
Disclosure of joint ventures [line items]
Net assets		₩ 20,333		₩ 52,806
Effective percentage of ownership		29.89%	[1]	29.89%	[2]
Share in net assets		₩ 6,078		₩ 15,784
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		6,078	[4]	15,784	[4]	18,247
KAS Investment II LLC
Disclosure of joint ventures [line items]
Net assets		₩ 20,205		₩ 52,554
Effective percentage of ownership		29.89%	[1]	29.89%	[2]
Share in net assets		₩ 6,040		₩ 15,709
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		6,040	[4]	15,709	[4]	18,173
Energyco Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 5,149		₩ 4,520
Effective percentage of ownership		29.00%	[1]	29.00%	[2]
Share in net assets		₩ 1,493		₩ 1,311
Investment differential		829		829
Intercompany transaction		0		0
Others		0		0
Book value		2,322		2,140		2,190
CAES, LLC
Disclosure of joint ventures [line items]
Net assets		₩ 49,267		₩ 48,490
Effective percentage of ownership		36.00%	[1]	36.00%	[2]
Share in net assets		₩ 17,736		₩ 17,457
Investment differential		2,923		2,923
Intercompany transaction		0		0
Others		0		0
Book value		20,659		20,380		20,805
Hapcheon Floating Photovoltaic Power Plant Inc.
Disclosure of joint ventures [line items]
Net assets		₩ 23,050		₩ 21,037
Effective percentage of ownership		49.00%	[1]	49.00%	[2]
Share in net assets		₩ 11,295		₩ 10,309
Investment differential		39		39
Intercompany transaction		0		0
Others		0		0
Book value		11,334	[7]	10,348	[7]	8,471
Busan Industrial Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 3,103		₩ 2,740
Effective percentage of ownership		28.02%	[1]	28.02%	[2]
Share in net assets		₩ 870		₩ 768
Investment differential		290		290
Intercompany transaction		0		0
Others		0		0
Book value		1,160		1,058		1,168
Bitsolar Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ (5,964)		₩ (5,932)
Effective percentage of ownership		27.10%	[1]	27.10%	[2]
Share in net assets		₩ (1,616)		₩ (1,607)
Investment differential		352		352
Intercompany transaction		0		0
Others		1,264		1,607
Book value		0		352		352
Pulau Indah O&M Sdn. Bhd.
Disclosure of joint ventures [line items]
Net assets		₩ (1)		₩ 0
Effective percentage of ownership		40.00%	[1]	60.00%	[2]
Share in net assets		₩ 0		₩ 0
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		0		0		0
Guadalupe Solar SpA
Disclosure of joint ventures [line items]
Net assets		₩ 1,138		₩ 1,835
Effective percentage of ownership		60.00%	[1]	60.00%	[2]
Share in net assets		₩ 683		₩ 1,102
Investment differential		98		98
Intercompany transaction		0		0
Others		0		0
Book value		781	[13]	1,200	[13]	913
Omisan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 25,460		₩ 23,960
Effective percentage of ownership		42.00%	[1]	42.00%	[2]
Share in net assets		₩ 10,693		₩ 10,063
Investment differential		166		166
Intercompany transaction		0		0
Others		0		0
Book value		10,859		10,229		10,411
Foresight Iberian Solar Group Holding, S.L.
Disclosure of joint ventures [line items]
Net assets		₩ (7,763)		₩ 8,923
Effective percentage of ownership		75.00%	[1]	75.00%	[2]
Share in net assets		₩ (5,822)		₩ 6,692
Investment differential		1,427		1,427
Intercompany transaction		0		0
Others		4,395		0
Book value		0		8,119		10,565
Yeongwol Eco Wind Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ (3,234)		₩ 7,573
Effective percentage of ownership		29.00%	[1]	29.00%	[2]
Share in net assets		₩ (938)		₩ 2,196
Investment differential		1,828		1,828
Intercompany transaction		0		0
Others		0		0
Book value		890		4,024		3,155
Gurae Resident Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 984		₩ 1,797
Effective percentage of ownership		29.00%	[1]	29.00%	[2]
Share in net assets		₩ 285		₩ 521
Investment differential		48		48
Intercompany transaction		0		0
Others		0		0
Book value		333		569		391
Cheongju Eco Park Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 36,004		₩ 30,609
Effective percentage of ownership		29.00%	[1]	29.00%	[2]
Share in net assets		₩ 10,441		₩ 8,877
Investment differential		195		195
Intercompany transaction		0		0
Others		0		0
Book value		10,636		9,072		10,490
Enel X Midland Photovoltaic, LLC
Disclosure of joint ventures [line items]
Net assets		₩ 13,575		₩ 12,710
Effective percentage of ownership		20.00%	[1]	20.00%	[2]
Share in net assets		₩ 2,715		₩ 2,542
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		2,715		2,542		1,856
Geumsungsan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 25,117		₩ 17,101
Effective percentage of ownership		29.00%	[1]	29.00%	[2]
Share in net assets		₩ 7,284		₩ 4,959
Investment differential		556		556
Intercompany transaction		0		0
Others		0		0
Book value		7,840		5,515		3,493
KEPCO KPS CARABAO Corp.
Disclosure of joint ventures [line items]
Net assets		₩ (609)		₩ (93)
Effective percentage of ownership		40.00%	[1]	40.00%	[2]
Share in net assets		₩ (244)		₩ (37)
Investment differential		0		0
Intercompany transaction		0		0
Others		244		37
Book value		0	[8]	0	[8]	177
Prime Swedish Holding AB
Disclosure of joint ventures [line items]
Net assets		₩ 80,748		₩ 83,481
Effective percentage of ownership		45.00%	[1]	45.00%	[2]
Share in net assets		₩ 36,336		₩ 37,566
Investment differential		1,223		1,223
Intercompany transaction		0		0
Others		0		0
Book value		37,559		38,789		36,245
Goheung New Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 31,818		₩ 31,749
Effective percentage of ownership		46.15%	[1]	46.15%	[2]
Share in net assets		₩ 14,684		₩ 14,652
Investment differential		1,084		1,084
Intercompany transaction		0		0
Others		0		0
Book value		15,768		15,736		11,832
Gunsan Land Solar Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 40,603		₩ 35,587
Effective percentage of ownership		51.94%	[1]	56.91%	[2]
Share in net assets		₩ 21,090		₩ 20,251
Investment differential		0		0
Intercompany transaction		0		0
Others		2,073		2,178
Book value		23,163	[13],[18]	22,429	[13],[18]	27,544
Capman Lynx SCA, SICAR
Disclosure of joint ventures [line items]
Net assets		₩ (131,471)		₩ 6,832
Effective percentage of ownership		50.00%	[1]	50.00%	[2]
Share in net assets		₩ (65,735)		₩ 3,416
Investment differential		0		0
Intercompany transaction		0		0
Others		65,735		(3,416)
Book value		0		0		0
International Offshore Power Transmission Holding Company Limited
Disclosure of joint ventures [line items]
Net assets		₩ 31,541		₩ 4,069
Effective percentage of ownership		35.00%	[1]	35.00%	[2]
Share in net assets		₩ 11,040		₩ 1,425
Investment differential		(2)		(2)
Intercompany transaction		0		0
Others		0		0
Book value		11,038		1,423		0
Pyeongchang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 20,943		₩ 21,083
Effective percentage of ownership		58.00%	[1]	58.00%	[2]
Share in net assets		₩ 12,147		₩ 12,228
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		12,147	[19]	12,228	[19]	14,464
Eumseong Eco Park Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 38,058		₩ 26,929
Effective percentage of ownership		29.00%	[1]	29.00%	[2]
Share in net assets		₩ 11,036		₩ 7,809
Investment differential		577		577
Intercompany transaction		0		0
Others		0		0
Book value		11,613		8,386
Changwon Nu-ri Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 12,549		₩ 13,154
Effective percentage of ownership		61.00%	[1]	61.00%	[2]
Share in net assets		₩ 7,655		₩ 8,024
Investment differential		3		3
Intercompany transaction		0		0
Others		0		0
Book value		7,658	[7]	8,027	[7]	497
PungBack Wind Farm Corporation [Member]
Disclosure of joint ventures [line items]
Net assets		₩ 18,041		₩ 18,526
Effective percentage of ownership		37.00%	[1]	37.00%	[2]
Share in net assets		₩ 6,675		₩ 6,855
Investment differential		1,085		1,085
Intercompany transaction		0		0
Others		0		0
Book value		7,760	[20]	7,940	[20]	6,743
Trumbull Asset Management, LLC [Member]
Disclosure of joint ventures [line items]
Net assets		₩ 1,662		₩ 1,200
Effective percentage of ownership		78.00%	[1]	78.00%	[2]
Share in net assets		₩ 1,297		₩ 936
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		1,297	[19]	936	[19]	246
S-Power Chile SpA
Disclosure of joint ventures [line items]
Net assets		₩ 1		₩ (150)
Effective percentage of ownership		50.00%	[1]	50.00%	[2]
Share in net assets		₩ 1		₩ (75)
Investment differential		158		139
Intercompany transaction		0		0
Others		0		0
Book value		159		64		127
Seungmun Green Energy
Disclosure of joint ventures [line items]
Net assets		₩ 38,620		₩ 29,566
Effective percentage of ownership		33.00%	[1]	33.00%	[2]
Share in net assets		₩ 12,745		₩ 9,757
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		12,745		9,757		9,054
Seobusambo highway photovoltaics Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 4,137		₩ 4,476
Effective percentage of ownership		80.00%	[1]	80.00%	[2]
Share in net assets		₩ 3,309		₩ 3,580
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		3,309	[21]	3,580	[22]	3,066
Yangyang Suri Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 29,801		₩ 33,130
Effective percentage of ownership		29.00%	[1]	29.00%	[2]
Share in net assets		₩ 8,643		₩ 9,608
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		8,643	[4]	9,608	[4]	0
KEPCO for Power Company
Disclosure of joint ventures [line items]
Net assets		₩ 29,843		₩ 725
Effective percentage of ownership		60.00%	[1]	60.00%	[2]
Share in net assets		₩ 17,906		₩ 435
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		17,906	[23]	435	[24]	0
Taebaek Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 24,599		₩ 23,221
Effective percentage of ownership		60.00%	[1]	60.00%	[2]
Share in net assets		₩ 14,759		₩ 13,932
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		14,759		13,932		0
Jeonju Bio Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 3,949		₩ 4,916
Effective percentage of ownership		65.00%	[1]	65.00%	[2]
Share in net assets		₩ 2,566		₩ 3,195
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		2,566	[13]	3,195	[13]	0
Kumyang Eco Park Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 13,051		₩ 12,436
Effective percentage of ownership		29.00%	[1]	29.00%	[2]
Share in net assets		₩ 3,785		₩ 3,607
Investment differential		56		56
Intercompany transaction		0		0
Others		0		0
Book value		3,841		3,663		0
Jeongeup Green Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 15,979		₩ 5,781
Effective percentage of ownership		44.86%	[1]	18.71%	[2]
Share in net assets		₩ 7,167		₩ 1,082
Investment differential		1,679		478
Intercompany transaction		0		0
Others		0		0
Book value		8,846	[25]	1,560	[26]	0
Hadong E-factory Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 1,127		₩ 1,145
Effective percentage of ownership		29.99%	[1]	29.99%	[2]
Share in net assets		₩ 338		₩ 343
Investment differential		6		6
Intercompany transaction		0		0
Others		0		0
Book value		344	[4]	349	[4]	0
Namyangju Combined Heat and Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 73,575		₩ 7,000
Effective percentage of ownership		70.10%	[1]	55.00%	[2]
Share in net assets		₩ 51,575		₩ 3,850
Investment differential		193		0
Intercompany transaction		0		0
Others		0		0
Book value		51,768	[27]	3,850	[27]	0
Samchuck
Disclosure of joint ventures [line items]
Net assets		₩ 19,128
Effective percentage of ownership	[1]	25.54%
Share in net assets		₩ 4,885
Investment differential		0
Intercompany transaction		0
Others		(4,885)
Book value		0
Wadi Noor Solar Power Company SAOC
Disclosure of joint ventures [line items]
Net assets		₩ 11,268		₩ 1,675
Effective percentage of ownership		50.00%	[1]	50.00%	[2]
Share in net assets		₩ 5,634		₩ 837
Investment differential		9		9
Intercompany transaction		(4,251)		0
Others		0		0
Book value		1,392		846		0
Fairhaven Energy Storage LLC
Disclosure of joint ventures [line items]
Net assets		₩ 1,989		₩ 0
Effective percentage of ownership		35.00%	[1]	35.00%	[2]
Share in net assets		₩ 696		₩ 0
Investment differential		0		0
Intercompany transaction		0		0
Others		(696)		0
Book value		0		0	[28]	₩ 0
Rutile BESS Holdings, LLC
Disclosure of joint ventures [line items]
Net assets		₩ 3
Effective percentage of ownership	[1]	50.00%
Share in net assets		₩ 1
Investment differential		0
Intercompany transaction		0
Others		0
Book value		1		0
Trumbull Development Partners, LLC
Disclosure of joint ventures [line items]
Net assets		₩ 539,370
Effective percentage of ownership	[1]	56.23%
Share in net assets		₩ 303,288
Investment differential		52,091
Intercompany transaction		0
Others		0
Book value		355,379	[7]	0
Imha Floating Photovoltaic Power Plant Inc.
Disclosure of joint ventures [line items]
Net assets		₩ 12,866
Effective percentage of ownership	[1]	49.00%
Share in net assets		₩ 6,305
Investment differential		46
Intercompany transaction		0
Others		0
Book value		6,351	[4]	0
EDFR KOWEPO AJBAN PV HOLDING LIMITED
Disclosure of joint ventures [line items]
Net assets		₩ 170
Effective percentage of ownership	[1]	50.00%
Share in net assets		₩ 85
Investment differential		0
Intercompany transaction		0
Others		0
Book value		85		0
Roof One Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 4,096
Effective percentage of ownership	[1]	48.00%
Share in net assets		₩ 1,966
Investment differential		34
Intercompany transaction		0
Others		0
Book value		₩ 2,000		₩ 0

[1]	The percentage of ownership shown above is an effective percentage of ownership including the treasury stocks and others.
[2]	The percentage of ownership shown above is after considering the treasury stocks and others.
[3]	The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties and the Company can exercise same voting rights as other shareholders at the board of directors. Accordingly, the entities are classified as joint ventures.
[4]	The effective percentage of ownership is less than 50%. However, the entity is classified as a joint venture, because all consent was required to make decisions on related activities.
[5]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. and the timing of and proceeds from such sales transaction is not specified as of December 31, 2023.
[6]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. The timing of and proceeds from such sales transaction is not specified as of December 31, 2023.
[7]	According to the shareholders’ agreement, the parties have joint control over all decisions related to finance and operation. Accordingly, the entity is classified as joint ventures.
[8]	The joint arrangement which the Company has joint control is structured through a separate company. The parties have joint control over the joint arrangement are classified as joint ventures, judging that they have rights to the net assets of the arrangement.
[9]	The effective percentage of ownership is less than 50%. However, decisions in relevant activities must be agreed by ownership parties. Accordingly, the entity is classified as joint ventures.
[10]	The effective percentage of ownership is less than 20%. However, decisions in relevant activities must be agreed by ownership parties. Accordingly, the entity is classified as joint ventures.
[11]	Although the nominal percentage of ownership is 29%, the effective percentage of ownership is 54.24%, considering the interest of financial investors as a liability component.
[12]	Although the Company holds majority of shares in the entities marked above by acquiring additional shares for the year ended December 31, 2024, the entities are classified as joint ventures due to the shareholders’ agreement requiring unanimous approval from the entities’ board of directors for making material decisions on financial and operational policies.
[13]	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.
[14]	The effective percentage of ownership is less than 50%. However, according to the shareholders’ agreement, decisions related principal operation must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.
[15]	The percentage of effective ownership is more than 20%. However, according to the shareholders’ agreement, decisions related principal operation must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.
[16]	According to the Boim Combined Heat and Power Generation Co., Ltd. Investment Agreement signed in March 2011, the Company has a commitment to guarantee principal and certain returns on shares of REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.). held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Company was deemed to have acquired an additional 15.6% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders’ agreement signed during the current period, the Company has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.
[17]	According to the REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.). Investment Agreement signed in March 2011, the Company has a commitment to guarantee principal and certain returns on shares of REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.). held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Company was deemed to have acquired an additional 15.64% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders' agreement signed during the current period, the Company has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.
[18]	The nominal percentage of ownership is 75.29% and the effective percentage of ownership is 56.91%, as the Company has an obligation to provide excessive dividend income to Gunsan City when a certain rate of return defined in the shareholders’ agreement is met.
[19]	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all members of the board of directors. Accordingly, the entity is classified as a joint venture.
[20]	The effective percentage of ownership is 37%, considering potential common stock.
[21]	Although the effective percentage of ownership is more than 50%, decisions in relevant activities must be agreed by all members of the board of directors.
[22]	Due to the changes in the agreement, the Company lost its control over the entity. Accordingly, the entity is reclassified to a joint venture from a subsidiary. Although the effective percentage of ownership is more than 50%, decisions in relevant activities must be agreed by all members of the board of directors.
[23]	Although the Company’s effective percentage of ownership is more than 50%, the entity is classified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors due to the shareholders’ agreement.
[24]	Although the Company’s effective percentage of ownership is more than 50%, the entity is reclassified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors due to the shareholders’ agreement concluded during the year ended December 31, 2023.
[25]	Although the Company’s effective percentage of ownership is less than 50%, the entity is reclassified as a joint venture considering the Company can exercise significant influence on the entity due to the Company’s contractual right to appoint a director to the entity’s board of directors and the minimum number of the entity’s board of directors members required to agree for making decision on material financial and operational policies in accordance with the joint shareholders’ agreement.
[26]	Although the Company’s effective percentage of ownership is less than 20%, the entity is reclassified as a joint venture considering the Company can exercise significant influence on the entity due to the Company’s contractual right to appoint a director to the entity’s board of directors and the minimum number of the entity’s board of directors members required to agree for making decision on material financial and operational policies in accordance with the joint shareholders’ agreement .
[27]	Although the Company’s effective percentage of ownership is more than 50%, the entity is classified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors.
[28]	Although the investment has not yet been paid, commitment to pay 35% of investment in the future has been made.